Consolidated statements of changes in equity - USD ($)	Share capital	Additional paid-in capital	Treasury Shares	Other Reserves	Retained Earnings	Total
Beginning Balance at Dec. 31, 2022	$ 32,890	$ 280,424,849	$ (4,583,929)	$ (28,606)	$ 146,398,057	$ 422,243,261
Beginning Balance (in shares) at Dec. 31, 2022	32,194,108
Profit for the year					145,251,024	145,251,024
Capital distribution		(159,360,835)				(159,360,835)
Other comprehensive income/(loss) for the year				(1,302)		(1,302)
Ending Balance at Dec. 31, 2023	$ 32,890	121,064,014	(4,583,929)	(29,908)	291,649,081	408,132,148
Ending Balance (in shares) at Dec. 31, 2023	32,194,108
Profit for the year					108,863,270	108,863,270
Capital distribution		(106,562,497)				(106,562,497)
Other comprehensive income/(loss) for the year				(6,005)		(6,005)
Ending Balance at Dec. 31, 2024	$ 32,890	14,501,517	(4,583,929)	(35,913)	400,512,351	410,426,916
Ending Balance (in shares) at Dec. 31, 2024	32,194,108
Profit for the year					122,951,543	122,951,543
Dividends declared					(70,681,085)	(70,681,085)
Other comprehensive income/(loss) for the year				1,010		1,010
Common share issuance, net of offering expenses	$ 3,239	110,389,615				110,392,854
Common share issuance, net of offering expenses (in shares)	3,239,436
Ending Balance at Dec. 31, 2025	$ 36,129	$ 124,891,132	$ (4,583,929)	$ (34,903)	$ 452,782,809	$ 573,091,238
Ending Balance (in shares) at Dec. 31, 2025	35,433,544